S000036673 [Member] Expense Example - S000036673 [Member]	Dec. 31, 2025 USD ($)
C000112074 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	904
C000112075 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	$ 1,199